Environmental and other provisions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Disclosure of detailed information about changes in provisions [Table Text Block]
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2024	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2
Net change in provision	14.5	1.1	5.6	3.1	0.8	25.1
Disbursements	(2.1)	(1.6)	(2.2)	(0.9)	(4.8)	(11.6)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	-	-	-	-	(2.0)	(2.0)
Unwinding of discount (note 7f)	10.5	-	-	-	-	10.5
Effect of change in discount rate	(22.7)	-	-	-	-	(22.7)
Effect of foreign exchange	(18.7)	(1.1)	(0.5)	(0.4)	(0.1)	(20.8)
Effect of change in share price	-	5.2	1.7	1.1	-	8.0
Balance, December 31, 2024	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7
	Decommis- sioning, restoration and similar liabilities	Deferred share units[3]	Restricted share units[1,3]	Performance share units[3]	Other[2]	Total
Balance, January 1, 2023	$276.4	$6.9	$6.8	$3.0	$10.2	$303.3
Net additional provisions made	(4.0)	1.1	3.0	0.4	4.6	5.1
Copper Mountain, acquired provision	12.7	-	-	-	-	12.7
Disbursements	(2.0)	-	(5.2)	(1.1)	(2.4)	(10.7)
Unwinding of discount (note 7f)	9.9	-	-	-	-	9.9
Effect of change in discount rate	18.5	-	-	-	-	18.5
Effect of foreign exchange	3.9	0.1	-	0.1	0.1	4.2
Effect of change in share price	-	0.6	0.4	0.2	-	1.2
Balance, December 31, 2023	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2

Disclosure of detailed information about provisions [Table Text Block]
December 31, 2024	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 17)	$4.0	$12.3	$6.4	$1.9	$5.3	$29.9
Non-current	292.9	-	3.2	3.6	1.1	300.8
	$296.9	$12.3	$9.6	$5.5	$6.4	$330.7
December 31, 2023	Decommis- sioning, restoration and similar liabilities	Deferred share units	Restricted share units	Performance share units	Other	Total
Current (note 17)	$1.4	$8.7	$2.1	$0.7	$9.4	$22.3
Non-current	314.0	-	2.9	1.9	3.1	321.9
	$315.4	$8.7	$5.0	$2.6	$12.5	$344.2